Employee Benefit Plans - Non-vested Restricted Stock Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2010
Compensation Related Costs [Abstract]
Non-vested restricted stock at beginning of year, Number of shares	119,055	177,520	212,840
Granted, Number of shares	48,700
Vested, Number of shares	(63,895)
Forfeited, Number of shares	(50)
Non-vested restricted stock at end of year, Number of shares	103,810	177,520	212,840
Non-vested restricted stock at beginning of year, Weighted average grant date fair value	$ 10.25
Granted, Weighted average grant date fair value	$ 18.96
Vested, Weighted average grant date fair value	$ 9.71
Forfeited, Weighted average grant date fair value	$ 9.50
Non-vested restricted stock at end of year, Weighted average grant date fair value	$ 14.68